Submission	Feb. 12, 2025
Submission [Line Items]
Central Index Key	0001879016
Registrant Name	Ivanhoe Electric Inc.
Registration File Number	333-273195
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES